Leases - Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value (Details) - Lease Obligation [Member] $ in Thousands	Mar. 31, 2025 USD ($)
Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	$ 1,691
Less future interest	(360)
Total discounted amount	1,331
Less: current portion	278
Non-current portion	1,053
Within 1 year [Member]
Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	364
Between 2 to 5 years [Member]
Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	1,270
Over 5 years [Member]
Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	$ 57